Deferred revenue (Details) R in Millions					1 Months Ended	6 Months Ended
	Apr. 11, 2019 oz contract	Apr. 11, 2019 oz item	Apr. 11, 2019 USD ($) oz	Apr. 11, 2019 ZAR (R) oz	Jul. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Apr. 11, 2019 kg	Apr. 11, 2019 USD ($)	Dec. 31, 2018 ZAR (R)
Disclosure Of Contract Liabilities [Line Items]
Revenue from the prepayment				R 437.8
Balance at the beginning of the year							R 6,555.4
Deferred revenue recognised during the period							(213.4)		R (160.3)
Interest charge							149.4		160.3
Deferred revenue advance received					$ 500,000,000	$ 123,300,000	1,751.3	$ 495,100,000	6,555.4
Balance at end of the period							R 8,242.7		R 6,555.4
Current portion of deferred revenue						(152,200,000)		(2,100,000)		R (2,145.8)			R (30.1)
Non-current contract liabilities						432,400,000		$ 454,700,000		6,096.9			R 6,525.3
Forward contract
Disclosure Of Contract Liabilities [Line Items]
Proceeds from Pre-payment of forward contract			$ 125,000,000	R 1,750.0
Number of ounces of gold	105,906	105,906	105,906	105,906							3,294
Number of forward contract delivery	4	4
Financial liability						$ 5,500,000				R 78.3
Forward contract | Minimum
Disclosure Of Contract Liabilities [Line Items]
Average Price | $												1,200
Forward contract | Maximum
Disclosure Of Contract Liabilities [Line Items]
Average Price | $												1,323